SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s most recent consolidated annual financial statements filed with the SEC on Form 20-F.

The accompanying unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for the consolidated financial statements. Certain information and note disclosures normally included in the Group’s annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with such rules and regulations. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for the fair statement of the Group’s financial position as of June 30, 2025 and results of operation and cash flows for the six months ended June 30, 2024 and 2025. Results for the six months ended June 30, 2025 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s unaudited interim condensed consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets, valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of derivative instruments, implicit interest rate of operating lease and accrual for contingencies. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, BVI, 500wan HK, Bee Computing, Alliance Technologies, Skill Esport, Summit Bend, Ohio I, Ohio II, Asgard, Guanhan, Alpha, Echo and its discontinued operation Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”) is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. E-Sun Sky Computer, Yibao Energy, and its discontinued operations Beijing Guixinyanghang Technology Limited and Shenzhen Chuangyinghuanyu Network Technology Limited determined their functional currencies to be RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the unaudited interim condensed consolidated statements of comprehensive income (loss).

Cryptocurrency assets

Cryptocurrency assets

Cryptocurrency assets are included in current assets in the accompanying unaudited interim condensed consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business, which is classified as discontinued operations, are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Effective January 1, 2024, the Group adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires cryptocurrency assets to be measured at fair value each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Group recognized a fair value adjustment on cryptocurrency assets from continuing operations and discontinued operations of $854 and $39, respectively, for a combined cumulative-effect adjustment of $893 increase in retained earnings.

Cryptocurrencies generated from the cryptocurrency mining business, and cryptocurrencies generated and distributed to mining pool participants in relation to the discontinued mining pool business, are included within operating activities in the accompanying unaudited interim condensed consolidated statements of cash flows. As the Group does not have the practice to convert cryptocurrencies nearly immediately into cash, the purchases and sales of cryptocurrencies are included within investing activities in the accompanying unaudited interim condensed consolidated statements of cash flows.

Derivative contracts

Derivative contracts

Derivative contracts derive their value from underlying asset prices, other inputs or a combination of these factors. The Group does not apply hedge accounting to the derivative contracts, which are recognized as either assets or liabilities on the unaudited interim condensed consolidated balance sheets at fair value, with changes recognized as changes in fair value of derivative instruments.

From October 2023 to November 2024, the Group entered into several accumulator agreements with a third party with terms ranging from three to twelve months, subject to early termination. The agreements established a barrier price and a forward strike price on future Ethereum or Bitcoin prices, and Group would receive certain Ethereum or Bitcoins over the terms at the prices specified in the agreements. From February 2024 to April 2025, the Group also entered into several decumulator agreements, which established a barrier price and a forward strike price on future Litecoin, Ethereum or Bitcoin prices, and Group would payout certain Litecoins, Ethereum or Bitcoins over the terms at the prices specified in the agreements. The agreements are accounted for as derivative instruments and recorded at fair value.

The derivative contracts are valued by the issuer of the instruments using pricing models whose inputs are calibrated from observable market data, mainly quoted Ethereum, Bitcoin or Litecoin prices, and do not involve material subjectivity. Such valuations are classified within level 2 of the fair value hierarchy.

As of December 31, 2024 and June 30, 2025, the Group recognized derivative asset of US$859 and US$40, respectively, which were included in prepayment and other current assets in the unaudited interim condensed consolidated balance sheets. For the six months ended June 30, 2024 and 2025, the Group recognized changes in fair value of derivative instruments of a gain of US$103 and US$70, respectively, in the unaudited interim condensed consolidated statements of comprehensive income (loss).

Fair value measurements

Fair value measurements

Financial instruments primarily include cash and cash equivalents, accounts receivable, other current assets, derivative asset, equity investments without readily determinable fair values, equity method investments, accounts payable and accrued expenses and other current liabilities. The Group carries the equity investments without readily determinable fair values under the measurement alternative basis and equity method investments on other-than-temporary basis. Derivative asset related to the derivative contracts is measured at fair value on a recurring basis. The carrying values of other financial instruments approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets. The Gorup’s cryptocurrency assets are measured at fair value on a recurring basis.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

As of December 31, 2024, the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at December 31, 2024
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	859	—	859	—
Cryptocurrency assets	9,581	9,581	—	—

Total Assets	10,440	9,581	859	—

As of June 30, 2025, the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at June 30, 2025
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	June 30,	assets	inputs	inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	40	—	40	—
Cryptocurrency assets	3,605	3,605	—	—

Total Assets	3,645	3,605	40	—
*

Derivative assets are related to the accumulator and decumulator agreements in which the Company would purchase or payout certain cryptocurrencies over the terms. The fair value of derivative assets not settled as of December 31, 2024 and June 30, 2025 were US$859 and US$40, respectively.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on anonrecurring basis only if they were determined to be impaired. The Group’s non-financial assets, such as intangible assets, cryptocurrency assets priorto the adoption of ASU 2023-08, goodwill and property and equipment, would be measured at fair value when an impairment charge is recognized.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining and data center services. The Group also generated revenue from its mining pool business during the six months ended June 30, 2024, which is classified as discontinued operations in the unaudited interim condensed consolidated statements of comprehensive income (loss).

The Group accounts for revenues under ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”).

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into cryptocurrency mining pools, by executing contracts with the mining pool operators to provide hash calculation services to the mining pools. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when, and lasts as long as, the Group provides hash calculation services to the mining pool operators. In exchange for providing hash calculation services, the Group is entitled to considerations in the form of cryptocurrencies from the mining pool operators (less pool operator fees to the mining pool operators which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts. For accounting purpose, the agreement by and between the Group and the mining pool operator has a duration of less than 24 hours as a result of the agreement being continually renewed at the beginning of each measurement period. However, the continual renewal of the agreement does not represent a material right requiring separate performance obligations because the predetermined formula remains the same upon each renewal. Providing hash calculation services is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the pool operators. The transaction consideration the Group receives is noncash consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. All considerations are variable and revenue is recognized on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as contract inception. There is no significant financing component in these transactions.

Data center services

The Group provides data center services such as providing its customers with rack space, utility, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

Mining pool services

The Group operated its mining pool, BTC.com, to enable providers of hash calculation services (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network. It received all the mining rewards, and then allocated mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. Using hash calculation services provided by the pool participants, the Group provided transaction verification services to the blockchain networks and transaction requesters (the “primary mining pool services” or the Group as the “primary mining pool operator”). The Group also entered into arrangements with certain third-party mining pool operators to contribute a portion of the hash calculation services it obtained from BTC.com pool participants to the third-party mining pool operators. In exchange, the Group was entitled to considerations in the form of cryptocurrencies from the third-party mining pools operators calculated based on a predetermined formula regardless of whether the third-party mining pool operators successfully validated the blocks (the “sub mining pool services” or the Group as the “sub mining pool operator”) (primary mining pool services and sub mining pool services collectively referred as the “mining pool services”).

Primary mining pool services

As the primary mining pool operator, the Group provided transaction verification services. Transaction verification services were an output of the Group’s ordinary activities. The mining rewards the Group received from the blockchain network included the block rewards and the transaction verification fees related to the transactions included in the block. For block rewards, the customer was the blockchain as the Group attempted to be the first vendor to solve an algorithm that it would then place as a successful block on the blockchain in exchange for cryptocurrency block rewards awarded by the blockchain protocols. For transaction verification fees, the requester for each blockchain transaction request was the customer.

A contract with the blockchain for the block rewards or with the transaction requester for the transaction verification fees existed upon the transfer of a verified block to the blockchain. The performance obligation was to validate each block. Revenue was recognized at the point when the block validation was successfully completed, which was also when the Group received the rewards. Revenue, which was noncash consideration, was measured at the fair value of block rewards and transaction verification fees earned at contract inception. The Group considered itself the principal in transactions with the blockchain networks as it coordinated all the hash calculation services within the mining pool, utilized such aggregated hash calculation services to validate blocks, collected centrally all mining rewards and distributed them in accordance with the predetermined sharing mechanisms. The Group had control over the pool participants’ hash calculation services. Although the pool participants could enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Group dictated the tasks and the participants’ mining machines merely followed the allocation prescribed by the Group. As a result, the Group was primarily responsible for fulfilling the promise to provide the specified service, which was to transfer a verified block to the blockchain. Further, under existing sharing mechanisms, the Group was exposed to the risk that actual block rewards might differ from expected rewards, therefore, bore the inventory risk before the specified service had been transferred to the blockchain network. Therefore, the Group recognized the mining pool revenue on a gross basis by recording all of the transaction fees and block rewards earned under the primary mining pool services as revenue, and the portion of the transaction fees and block rewards remitted to pool participants as cost of revenue.

Sub mining pool services

As the sub mining pool operator, using hash calculation services obtained from pool participants, the Group provided hash calculation services to certain third-party mining pool operators in exchange for considerations in the form of cryptocurrencies from the third-party mining pool operators. As the Group was entitled to consideration, which was calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts, even if a block was not successfully placed by the third-party mining pool operators, the Group entered into such arrangements to stabilize the mining rewards it was entitled to. Same to cryptocurrency mining arrangements, the contracts were terminable at any time by either party and the Group’s enforceable right to compensation only began when the Group provided hash calculation services to the third-party mining pool operators. Providing hash calculation services was an output of the Group’s ordinary activities and was the only performance obligation in the Group’s contract with the third-party pool operators. The transaction consideration the Group received was noncash variable consideration in the form of cryptocurrencies. The Group measured the cryptocurrencies at fair value at contract inception. The revenue was recognized when the hash calculation services were provided to the third-party mining pool operators which was the same day as contract inception. There was no significant financing component in these transactions.

The Group considered itself the principal in sub mining pool service transactions as the pool participants of BTC.com did not directly enter into contracts with the third-party mining pool operators and the Group was primarily responsible for fulfilling the promise to provide the hash calculation services and to remit a portion of the mining rewards to the pool participants. In case of the non-performance of the third-party mining pool operators, the Group was obligated to compensate the pool participants for considerations they were entitled to. As a result, the Group determined that it controlled the hash calculation services before they were provided to the third-party mining pool operators. The Group recognized the mining pool revenue on a gross basis by recording all of the mining rewards earned under the sub mining pool services as revenue, and the portion of mining rewards remitted to pool participants as cost of revenue.

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2024 and June 30, 2025, the Group recorded advance from customers balance of US$1,218 and US$1,269, respectively, which was included in “accrued expenses and other current liabilities” in the accompanying unaudited interim condensed consolidated balance sheets. No deferred revenue included in the opening balances of advance from customers was recognized as revenues during the six months ended June 30, 2024 and 2025.

Refer to Note 18 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of services

Cost of data center services

The cost of data center services consists primarily of direct production costs related to data center service, including the direct service charges for operations. The amounts were US$7,642 and US$10,989 for the six months ended June 30, 2024 and 2025, respectively. These costs are expensed as incurred.

Cost of cryptocurrency mining

The cost of cryptocurrency mining, which consist primarily of direct costs related to cryptocurrency mining machines, including the server leasing and maintenance charges. The amounts before inter-segment elimination were US$6,621 and US$5,070 for the six months ended June 30, 2024 and 2025, respectively. The amounts after inter-segment elimination were US$1,581 and US$12 for the six months ended June 30, 2024 and 2025, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were US$5,155 and US$4,712 for the six months ended June 30, 2024 and 2025, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive income (loss) on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combination and assets acquisitions, were US$606 and US$606 for the six months ended June 30, 2024 and 2025, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive income (loss) on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprise employee costs, account handling expense and other direct costs incurred in providing services. These costs are expensed as incurred.

Recent accounting pronouncements

Recent accounting pronouncements

On December 14, 2023, FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for annual reporting periods beginning after December 15, 2024, on a prospective basis, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.

On November 4, 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public companies to disclose additional information about specific expense categories in the notes to the consolidated financial statements on an annual and interim basis (“ASU No. 2024-03”). ASU No. 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard.